Significant accounting policies (Details)	12 Months Ended
Jun. 30, 2018
Motor vehicles [member] | Maximum [Member]
Useful lives or depreciation rates, property, plant and equipment	10
Motor vehicles [member] | Minimum [Member]
Useful lives or depreciation rates, property, plant and equipment	5
Furniture, fixtures and other equipment [member] | Maximum [Member]
Useful lives or depreciation rates, property, plant and equipment	10
Furniture, fixtures and other equipment [member] | Minimum [Member]
Useful lives or depreciation rates, property, plant and equipment	5
Leasehold Improvements [Member]
Useful lives or depreciation rates, property, plant and equipment	Shorter of the remaining lease terms or estimated useful lives